Schedule of investments
Delaware Tax-Free USA Intermediate Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.06%
Corporate Revenue Bonds — 11.57%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	5,520,000	$6,172,409
Black Belt Energy Gas District, Alabama
(Project No. 4) Series A 4.00% 6/1/25	1,655,000	1,876,919
Buckeye, Ohio Tobacco Settlement Financing Authority
Series A-2 5.00% 6/1/32	1,270,000	1,663,738
Series A-2 5.00% 6/1/33	850,000	1,107,295
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	875,000	568,750
Central Plains Energy Project Nebraska
(Project No. 3) Series A 5.00% 9/1/42	250,000	370,528
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	3,000,000	3,147,090
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,473,660
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,271,920
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 144A 1.495% 6/1/60 #, ^	36,000,000	1,816,920
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,900,943
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	1,710,000	1,737,890
George L Smith II Georgia World Congress Center Authority
Series A 4.00% 1/1/54	2,210,000	2,580,617
NQ-037 [5/21] 7/21 (1710433)    1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	$1,027,930
Series A-1 5.00% 6/1/34	100,000	122,323
Series A-1 5.25% 6/1/47	750,000	779,333

(Capital Appreciation-Asset-Backed) Series B 1.05% 6/1/47 ^	11,840,000	2,635,466
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,313,257
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.396% 6/1/57 #, ^	62,600,000	4,233,012
Series F 144A 1.33% 6/1/57 #, ^	74,090,000	4,037,905
Jefferson County, Texas Industrial Development
(TRP Crude Marketing LLC Project) 144A 7.75% 4/1/39 #	925,000	955,460
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds) Series C-1 4.00% 12/1/49 •	5,000,000	5,636,700
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	6,624,615
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	2,305,160
Monroe County, Michigan Economic Development
(The Detroit Edison Company Project) Series AA 6.95% 9/1/22 (NATL)	4,500,000	4,876,110
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	5,745,476
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	2,121,563
New Jersey Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	4,455,000	5,237,743
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,405,000	4,905,413
2    NQ-037 [5/21] 7/21 (1710433)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	7,210,000	$8,747,532
Northern Tobacco Securitization, Alaska
Series A 5.00% 6/1/46	1,400,000	1,417,738
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/32	3,850,000	5,118,883
5.00% 12/1/37	4,000,000	5,638,720
5.25% 12/1/24	3,050,000	3,505,090
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	900,000	866,223
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #	1,250,000	1,114,025
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation Project) Series B-2 2.125% 6/1/37 •	2,250,000	2,326,590
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.511% 6/1/46 ^	9,040,000	1,872,184
(Capital Appreciation-3rd Subordinate Lien) Series D 0.288% 6/1/46 ^	1,490,000	260,541
TSASC, New York
Series A 5.00% 6/1/30	475,000	584,640
Series A 5.00% 6/1/31	475,000	582,597
Series A 5.00% 6/1/41	1,000,000	1,169,360
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed)
Series B 5.20% 6/1/46 •	1,250,000	1,250,700
Series C 2.161% 6/1/47 ^	52,780,000	12,337,325
Series D 2.388% 6/1/47 ^	6,955,000	1,585,114
		133,623,407
Education Revenue Bonds — 6.48%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,420,000	1,755,560
144A 6.00% 7/1/47 #	1,385,000	1,683,856

NQ-037 [5/21] 7/21 (1710433)    3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue

(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	$965,475
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	951,676
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,281,700
Build NYC Resource, New York
(Albert Einstein College of Medicine) 144A 5.50% 9/1/45 #	1,000,000	1,114,570
California Municipal Finance Authority
Series A 144A 5.50% 6/1/53 #	1,000,000	1,105,440
(Creative Center of Los Altos Project - Pinewood School & Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	519,445
California School Finance Authority
(View Park Elementary & Middle Schools)
Series A 4.75% 10/1/24	270,000	286,173
Series A 5.875% 10/1/44	300,000	329,829
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,475,440
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,467,554
(Green Dot Public Schools - Animo Inglewood Charter High School Project) Series A 7.25% 8/1/41	500,000	504,490
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	360,612
Series A 5.00% 8/1/55	800,000	944,352

(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	2,327,820
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,439,016
4.00% 7/1/44	740,000	829,288
4    NQ-037 [5/21] 7/21 (1710433)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39	875,000	$930,081
5.00% 7/1/46	1,425,000	1,505,213
Fulton County, Georgia Development Authority Revenue
(Georgia Institute of Technology) 5.00% 6/15/44	3,100,000	3,883,835
Idaho Housing & Finance Association
(Anser Of Idaho, Inc. Project)
Series A 3.00% 5/1/41	1,650,000	1,769,575
Series A 4.00% 5/1/28	230,000	270,259
Series A 4.00% 5/1/30	250,000	299,853
(Sage International School of Boise Project)
Series A 4.00% 5/1/29	205,000	244,631
Series A 4.00% 5/1/30	160,000	192,938
Series A 4.00% 5/1/35	450,000	535,117
Series A 4.00% 5/1/40	1,330,000	1,564,067
Series A 4.00% 5/1/50	1,500,000	1,734,135
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	449,384
Series A 5.00% 2/15/27	200,000	229,044
Series A 5.00% 2/15/29	400,000	460,336
Series A 5.00% 2/15/31	365,000	417,790
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	287,375
Series A 144A 5.00% 7/1/50 #	175,000	198,067
Massachusetts Development Finance Agency Revenue
(Harvard University) Series A 5.00% 7/15/40	5,000,000	7,408,250
Massachusetts Educational Financing Authority Revenue
Series A 5.25% 1/1/28	310,000	311,993
Massachusetts School Building Authority
Series C 5.00% 8/15/37	2,500,000	2,954,775
NQ-037 [5/21] 7/21 (1710433)    5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	$602,176
Series A 5.00% 4/1/31	1,090,000	1,261,391
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	10,000,000	11,682,400
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,469,862
Newark, Texas Higher Education Finance
(Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,263,488
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	548,015
Series A 144A 5.00% 6/15/49 #	500,000	542,595
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	424,655
Series A 5.00% 7/1/32	235,000	282,700
Pima County, Arizona Industrial Development Authority Education Revenue
(Facility American Leadership Academy Project) 144A 5.00% 6/15/47 #	745,000	758,701
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	1,544,181
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,239,818
University of Washington
Series A 4.00% 4/1/35	1,000,000	1,239,880
Series A 4.00% 4/1/38	750,000	921,600
		74,770,476
Electric Revenue Bonds — 5.34%
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,157,370
Long Island, New York Power Authority
5.00% 9/1/33	250,000	310,698
6    NQ-037 [5/21] 7/21 (1710433)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Long Island, New York Power Authority
5.00% 9/1/35	1,000,000	$1,246,800
Series A 5.00% 9/1/34	500,000	662,285
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	7,590,563
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,790,700
Piedmont Municipal Power Agency, South Carolina
Series D 5.75% 1/1/34 (AGC)	5,000,000	5,020,450
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,459,200
Series TT 5.00% 7/1/32 ‡	1,555,000	1,488,913
Series WW 5.25% 7/1/33 ‡	1,015,000	974,400
Series WW 5.50% 7/1/17 ‡	2,200,000	2,087,250
Series WW 5.50% 7/1/19 ‡	1,710,000	1,630,912
Series XX 5.25% 7/1/40 ‡	4,630,000	4,444,800
Series ZZ 5.00% 7/1/19 ‡	2,990,000	2,836,762
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,671,640
Series A 5.00% 1/1/38	5,000,000	6,043,200

(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	6,312,650
Utility Debt Securitization Authority, New York
(Restructuring Bonds) 5.00% 12/15/37	10,000,000	11,898,500
		61,627,093
Healthcare Revenue Bonds — 8.84%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B 5.25% 1/1/37	915,000	734,782
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,749,750
California Health Facilities Financing Authority
(Kaiser Permanente) Series A-1 5.00% 11/1/27	4,100,000	5,221,391
NQ-037 [5/21] 7/21 (1710433)    7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Senior Living Revenue
(Lucile Salter Packard Children's Hospital At Stanford) Series A 5.00% 5/15/23	25,000	$26,096
California Public Finance Authority
(Enso Village Project)
Series B-2 144A 2.375% 11/15/28 #	1,000,000	1,008,200
Series B-3 144A 2.125% 11/15/27 #	2,950,000	2,974,278
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/33 #	260,000	309,884
Series A 144A 5.00% 12/1/41 #	1,685,000	1,904,218
Series A 5.25% 12/1/34	2,790,000	3,188,803
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/35	1,630,000	866,916
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	580,770
Series A 4.00% 8/1/38	1,500,000	1,735,890
Series A-2 5.00% 8/1/37	1,105,000	1,386,819
County of Hamilton, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	7,510,000	11,777,783
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	1,000,000	1,099,360
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,175,570
Escambia County, Health Facilities Authority Revenue
(Baptist Health Care Corporation Obligated Group) Series A 4.00% 8/15/50	3,945,000	4,515,723
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	881,563
8    NQ-037 [5/21] 7/21 (1710433)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Life Care Community)
4.00% 5/15/28	1,000,000	$1,078,930
4.00% 5/15/30	1,385,000	1,484,748
4.00% 5/15/31	500,000	535,260

(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	875,000	926,922
Illinois Finance Authority Revenue
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	909,571
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	524,215
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/32	435,000	476,725
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	492,721
5.00% 7/1/32	440,000	490,640

(St. Anne's Retirement Community, Incorporated Project) 5.00% 4/1/27	1,425,000	1,456,065
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,950,214
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,639,930
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,600,122
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,398,580
Massachusetts Development Finance Agency Revenue
Series A-2 4.00% 7/1/41	875,000	1,032,832
NQ-037 [5/21] 7/21 (1710433)    9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 5.00% 11/15/35	1,500,000	$1,863,780
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	1,050,810
Series D 4.00% 12/1/38	1,450,000	1,700,908
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Albert Einstein Healthcare) Series A 5.25% 1/15/45	2,500,000	2,779,575
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,637,420
National Finance Authority Revenue, New Hampshire
(Sprongpoint Senior Living Project) 4.00% 1/1/51	1,830,000	2,021,564
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	1,048,710
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,217,270
144A 5.00% 12/1/32 #	1,100,000	1,336,093
144A 5.00% 12/1/33 #	1,000,000	1,213,870
Northampton County, Philadelphia, Pennsylvania Industrial Development Authority Revenue
(MorningStar Senior Living Project)
5.00% 7/1/32	1,275,000	1,304,338
5.00% 11/1/44	1,000,000	1,098,220
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	2,197,869
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	590,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	516,250
10    NQ-037 [5/21] 7/21 (1710433)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Prince George's County, Maryland
(Collington Episcopal Life Care Community) 5.00% 4/1/31	2,000,000	$2,139,460
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary's Woods at Marylhurst Project) 144A 5.00% 5/15/29 #	500,000	549,445
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	5,520,759
Series B-1 4.25% 11/15/26	3,000,000	3,000,210
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	1,325,916
Washington State Housing Finance Commission
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45 #	800,000	885,056
Wisconsin Health & Educational Facilities Authority Revenue
(St. Camillus Health System) Series A 5.00% 11/1/39	815,000	882,360
		102,015,154
Lease Revenue Bonds — 3.53%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.125% 11/1/23	220,000	233,259
5.625% 11/1/33	1,000,000	1,094,170
Hudson Yards New York Infrastructure Revenue
Series A 4.00% 2/15/44	2,875,000	3,221,207
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,588,588
New Jersey State Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	1,154,960
Series A 4.00% 11/1/39	1,000,000	1,152,460
New Jersey State Transportation Trust Fund Authority
Series AA 4.00% 6/15/45	5,000,000	5,742,050
Series B 5.50% 6/15/31	5,000,000	5,009,600

NQ-037 [5/21] 7/21 (1710433)    11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey State Transportation Trust Fund Authority

(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	$2,860,471
(Transportation System Bonds) Series A 5.00% 12/15/25	5,000,000	5,972,450
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	5,000,000	5,801,750
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	928,380
Series 1 5.00% 1/15/29	3,100,000	3,888,950
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.00% 10/1/23 (AMT) #	1,135,000	1,168,687
		40,816,982
Local General Obligation Bonds — 5.15%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,186,361
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	701,926
Series A 5.50% 1/1/35	1,980,000	2,479,851
Series C 5.00% 1/1/26	1,280,000	1,500,250
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	966,232
5.00% 4/1/36	320,000	373,910
(Dedicated Revenues)
Series A 5.00% 12/1/40	2,000,000	2,484,600
Series A 5.00% 12/1/41	1,225,000	1,249,855
Series C 5.00% 12/1/34	2,160,000	2,598,415
Series D 5.00% 12/1/31	2,160,000	2,616,603
City & County of San Francisco, California
Series D-1 4.00% 6/15/39	1,330,000	1,580,652
Series D-1 4.00% 6/15/40	1,385,000	1,643,566
Series D-1 4.00% 6/15/41	1,440,000	1,705,147
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,258,000
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/33	2,000,000	2,633,280
12    NQ-037 [5/21] 7/21 (1710433)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/43	3,500,000	$4,464,565
Series D-1 5.00% 10/1/30	2,260,000	2,295,708
Series E 5.00% 8/1/23	3,685,000	4,067,282
Series F-1 5.00% 6/1/34	5,000,000	5,848,200
Subseries D-1 4.00% 12/1/42	4,300,000	5,017,928
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,730,360
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	4,002,080
		59,404,771
Pre-Refunded/Escrowed to Maturity Bonds — 5.03%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,898,650
California State
(Various Purpose) 5.25% 9/1/28-21 §	2,265,000	2,293,584
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	17,445
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	3,127,051
Denton Independent School District, Texas
(School Building) Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,756,840
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	3,000,000	3,554,550
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,935,755
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/30-22 §	5,000,000	5,265,050
Series A 5.00% 1/1/43-22 §	1,860,000	1,958,599
New York City, New York
Series D-1 5.00% 10/1/30-21 §	1,740,000	1,768,153
Pennsylvania State Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	5,105,426
NQ-037 [5/21] 7/21 (1710433)    13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Philadelphia, Pennsylvania Water & Waste Water Revenue
5.00% 11/1/28-22 §	5,000,000	$5,343,100
Sacramento, California Water Revenue
5.00% 9/1/26-23 §	3,160,000	3,507,474
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23 §	2,190,000	2,552,686
Texas State
(Transportation Commission Highway Improvement) 5.00% 4/1/29-24 §	3,000,000	3,405,300
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23 §	3,250,000	3,534,082
		58,023,745
Special Tax Revenue Bonds — 16.28%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.375% 5/1/42 #	2,900,000	3,428,293
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,000,000	5,728,000
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	290,000	309,503
5.00% 5/1/34	830,000	872,554
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	4,299,311
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,424,720
Series A 5.25% 1/1/23	5,375,000	5,383,492
Denver, Colorado Convention Center Hotel Authority
5.00% 12/1/26	2,500,000	3,022,750
5.00% 12/1/29	600,000	712,326
5.00% 12/1/31	900,000	1,061,937
5.00% 12/1/32	1,800,000	2,119,626
5.00% 12/1/34	1,500,000	1,757,490
14    NQ-037 [5/21] 7/21 (1710433)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority
5.00% 12/1/35	1,200,000	$1,403,952
5.00% 12/1/36	900,000	1,050,984
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,452,302
GDB Debt Recovery Authority, Guam
(Taxable) 7.50% 8/20/40	11,500,647	10,149,321
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,013,008
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Center Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/40 #	200,000	217,064
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,933,734
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	5,000,000	5,983,600
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,825,757
5.00% 6/15/23	1,250,000	1,303,125
New York City, New York Transitional Finance Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,658,664
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,195,993
Subseries B-1 5.00% 8/1/42	5,000,000	5,669,350
Subseries C 5.00% 11/1/27	4,150,000	4,711,205
Subseries D-1 5.00% 11/1/38	7,500,000	7,642,350
Subseries E-1 5.00% 2/1/26	4,020,000	4,149,203
Subseries E-1 5.00% 2/1/35	5,000,000	6,130,050
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/31	1,000,000	1,168,420
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,184,600
NQ-037 [5/21] 7/21 (1710433)    15

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(General Purpose)
Series D 5.00% 2/15/37	5,000,000	$5,163,250
New York State Urban Development Revenue
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,901,400
Series C 5.00% 3/15/33	3,000,000	3,975,900
Series E 4.00% 3/15/38	8,000,000	9,569,280
Series E 5.00% 3/15/33	2,000,000	2,617,500
Orange County, California Local Transportation Authority
5.00% 2/15/39	4,000,000	5,098,760
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	1,166,247
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	6,015,000	6,759,056
Series A-1 4.75% 7/1/53	7,890,000	8,869,622
Series A-1 5.00% 7/1/58	3,820,000	4,357,856
Series A-2 4.329% 7/1/40	18,625,000	20,664,810
Series A-2 4.329% 7/1/40	5,636,000	6,253,255
Series A-2 4.784% 7/1/58	1,460,000	1,640,456
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	715,000	715,550
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	1,220,000	1,235,775
		187,951,401
State General Obligation Bonds — 16.63%
California State
(School Facilities) 5.00% 11/1/30	5,000,000	5,560,950
(Various Purpose)
4.00% 3/1/36	1,000,000	1,222,236
5.00% 8/1/26	3,120,000	3,837,662
5.00% 10/1/26	2,500,000	3,090,500
16    NQ-037 [5/21] 7/21 (1710433)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
5.00% 8/1/28	3,000,000	$3,868,200
5.00% 9/1/30	1,715,000	2,100,824
5.00% 4/1/32	1,410,000	1,955,487
5.00% 9/1/32	4,100,000	5,017,621
5.00% 8/1/33	5,000,000	5,788,650
5.00% 9/1/35	8,000,000	9,767,360
5.25% 9/1/28	5,485,000	5,555,592
5.25% 9/1/30	5,000,000	5,558,400
Series C 5.00% 9/1/30	5,985,000	7,105,332
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,630,375
Series A 5.00% 7/1/37	5,000,000	5,877,650
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,068,750
5.00% 7/15/28	3,870,000	4,981,735
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	6,995,000	5,648,462
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,070,000	960,325
Series A 5.00% 7/1/31 ‡	1,100,000	983,125
Series A 5.00% 7/1/34 ‡	2,900,000	2,602,750
Series A 5.125% 7/1/37 ‡	9,840,000	8,154,900
Series A 5.25% 7/1/27 ‡	3,410,000	3,069,000
Series A 5.25% 7/1/34 ‡	970,000	873,000
Series A 5.50% 7/1/39 ‡	5,550,000	4,689,750
Series C 5.75% 7/1/36 ‡	1,215,000	1,003,894
Unrefunded Series B 5.00% 7/1/35 ‡	730,000	655,175
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,523,435
District of Columbia Revenue
Series C 5.00% 6/1/34	5,000,000	5,653,850
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,583,676
Illinois State
5.00% 1/1/28	1,630,000	1,899,586
5.00% 3/1/36	960,000	992,832
5.00% 11/1/36	1,965,000	2,282,839
5.25% 2/1/30	2,410,000	2,663,074
5.25% 2/1/32	1,015,000	1,118,428
NQ-037 [5/21] 7/21 (1710433)    17

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.25% 2/1/33	480,000	$527,861
5.50% 5/1/39	2,500,000	3,209,675
Series A 5.00% 3/1/30	2,000,000	2,550,760
Series A 5.00% 3/1/34	1,000,000	1,282,340
Series A 5.00% 3/1/35	2,800,000	3,582,544
Series A 5.125% 12/1/29	4,440,000	5,432,651
Series B 4.00% 11/1/34	5,000,000	5,760,100
Series B 4.00% 10/1/35	8,830,000	10,282,712
Series B 4.00% 11/1/35	2,200,000	2,528,790
Series C 4.00% 10/1/37	1,710,000	1,978,726
Series D 5.00% 11/1/25	1,220,000	1,443,260
New Jersey State
Series A 4.00% 6/1/31	2,600,000	3,261,258
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/28	2,000,000	2,571,560
Series A 5.00% 5/1/44	5,000,000	6,332,650
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,475,380
(Various Purpose) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,427,980
		191,993,672
Transportation Revenue Bonds — 17.94%
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S-7 4.00% 4/1/34	1,000,000	1,172,170
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	2,114,245
Chicago, Illinois O'Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	5,000,000	6,194,500
Series B 5.00% 1/1/32	1,000,000	1,155,370
Series B 5.00% 1/1/33	1,520,000	1,756,162
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	3,153,900
Series B 5.00% 1/1/37	3,000,000	3,775,140
City of Charlotte, North Carolina Charlotte Douglas International Airport Revenue
Series A 3.00% 7/1/46	940,000	1,013,264
18    NQ-037 [5/21] 7/21 (1710433)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Dallas Fort Worth International Airport, Texas
Series A 4.00% 11/1/34	2,500,000	$3,065,825
Series A 4.00% 11/1/35	1,000,000	1,223,520
Delaware River Port Authority Revenue
5.00% 1/1/30	350,000	392,567
Hillsborough County, Florida Port District
(Tampa Port Authority Project) Series B 5.00% 6/1/28 (AMT)	375,000	467,782
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series D 5.00% 3/1/33 (AMT)	3,100,000	3,991,405
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	5,094,236
Memphis-Shelby County, Tennessee Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,126,152
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Project) Series B 4.00% 10/1/37	1,500,000	1,758,855
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	6,512,592
New Jersey State Turnpike Authority Turnpike Revenue
Series A 4.00% 1/1/42	5,925,000	7,092,106
Series A 5.00% 1/1/33	1,770,000	2,142,072
Series E 5.00% 1/1/32	5,050,000	6,230,539
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,301,853
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,295,270
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,380,016
Series J 5.00% 1/1/32	5,000,000	5,583,350
Series K 5.00% 1/1/31	5,000,000	5,774,950
NQ-037 [5/21] 7/21 (1710433)    19

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	$2,345,479
5.00% 1/1/33 (AMT)	790,000	960,822
5.00% 10/1/35 (AMT)	1,125,000	1,446,581
(JFK International Air Terminal Project)
Series A 5.00% 12/1/33 (AMT)	1,000,000	1,290,990
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,284,840
Series C 4.00% 12/1/39	755,000	901,621
Series C 4.00% 12/1/41	730,000	867,247
Series C 5.00% 12/1/29	225,000	293,765
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,867,000
Pennsylvania State Turnpike Commission Revenue
Series B 5.00% 12/1/45	5,000,000	5,894,700
Series C 5.00% 12/1/43	1,445,000	1,598,777
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,131,121
Philadelphia, Pennsylvania Airport Revenue
Series B 5.00% 7/1/32	200,000	261,518
Series C 5.00% 7/1/29 (AMT)	365,000	470,248
Series C 5.00% 7/1/31 (AMT)	800,000	1,037,288
Series C 5.00% 7/1/32 (AMT)	845,000	1,092,399
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,938,971
Series B 5.00% 7/1/49 (AMT)	10,900,000	13,447,548
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	8,288,070
5.00% 10/15/29 (AMT)	3,105,000	3,663,962

(194th Series) 5.00% 10/15/32	2,500,000	2,973,775
Port of Portland Oregon Airport Revenue
Series A 4.00% 7/1/50 (AMT)	2,440,000	2,815,931
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series B 4.00% 7/15/34	1,250,000	1,510,775
Series B 5.00% 1/15/29	600,000	762,792
Series B 5.00% 7/15/30	700,000	913,780
20    NQ-037 [5/21] 7/21 (1710433)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series B 5.00% 7/15/31	1,050,000	$1,381,758
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	10,000,000	12,285,400
Series A 5.00% 7/1/38 (AMT)	5,000,000	6,115,950
Series B 5.00% 7/1/31	500,000	617,875
Series B 5.00% 7/1/32	600,000	739,902
Series B 5.00% 7/1/33	1,000,000	1,230,310
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	199,895
Series B 5.00% 1/1/25 (AMT)	390,000	447,751
Series B 5.00% 1/1/30 (AMT)	230,000	277,944
Series B 5.00% 1/1/32 (AMT)	215,000	256,949
Series B 5.00% 1/1/33 (AMT)	705,000	838,682
Series B 5.00% 1/1/34 (AMT)	880,000	1,043,513
Series B 5.00% 1/1/35 (AMT)	675,000	799,153
Series B 5.00% 1/1/36 (AMT)	660,000	779,354
Series B 5.00% 1/1/37 (AMT)	430,000	506,325
Superior City, Wisconsin
(Midwest Energy Resources Company Project) Series E 6.90% 8/1/21 (NATL)	12,000,000	12,134,400
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility) 7.00% 12/31/38 (AMT)	3,750,000	4,281,225
Wayne County, Michigan Airport Authority
Series D 5.00% 12/1/45 (AGM)	6,300,000	7,447,419
Westchester County, New York Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project) Series A 144A 7.00% 6/1/46 (AMT) #	875,000	940,992
		207,152,638
Water & Sewer Revenue Bonds — 1.27%
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	450,000	468,675
NQ-037 [5/21] 7/21 (1710433)    21

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	$3,638,640
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(General Resolution Revenue Bonds) Series EE 5.00% 6/15/39	5,000,000	5,946,750
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,850,940
Series A 5.00% 5/15/33	2,250,000	2,773,035
		14,678,040
Total Municipal Bonds (cost $1,035,936,873)		1,132,057,379
	Principal amount
Short-Term Investments — 1.05%
Variable Rate Demand Notes — 1.05%¤
Los Angeles California Department of Water & Power Revenue
Sub Series B-3 0.01% 7/1/34 (SPA - Barclays Bank)	600,000	600,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series A 0.01% 12/1/30	240,000	240,000
Series A 0.01% 11/1/35	2,000,000	2,000,000
Series D 0.01% 11/1/35	450,000	450,000
Series E 0.01% 12/1/30	900,000	900,000
Series E 0.01% 12/1/30	1,745,000	1,745,000
Series G 0.01% 12/1/30	500,000	500,000
Series G 0.01% 11/1/35	1,605,000	1,605,000
Series I 0.01% 11/1/35	1,600,000	1,600,000
Series L 0.01% 11/1/35	2,100,000	2,100,000
22    NQ-037 [5/21] 7/21 (1710433)

(Unaudited)
	Principal amount	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 0.02% 8/1/34 (LOC - TD Bank N.A.)	350,000	$350,000
Total Short-Term Investments (cost $12,090,000)		12,090,000
Total Value of Securities—99.11% (cost $1,048,026,873)		1,144,147,379

Receivables and Other Assets Net of Liabilities—0.89%		10,275,657
Net Assets Applicable to 91,443,574 Shares Outstanding—100.00%		$1,154,423,036
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $65,106,908, which represents 5.64% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
NQ-037 [5/21] 7/21 (1710433)    23

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
Summary of abbreviations: (continued)
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar
24    NQ-037 [5/21] 7/21 (1710433)